SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

21. SEGMENT REPORTING

The solar power projects segment was formed in 2015, and involves solar power project development, EPC services and electricity generation revenue. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

The Company separated the solar power project segment into three reportable segments, including solar power project development, EPC services and electricity generation revenue. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net revenue and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2018
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$48,784,766	$29,257,928	$18,544,164	$319,477	$96,906,335
Gross profit	$7,052,170	$17,673,474	$3,329,402	$14,701	$28,069,747

	Year ended December 31, 2019
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$90,096,551	$28,712,942	$69,751	$237,780	$119,117,024
Gross profit/(loss)	$17,571,303	$16,763,190	$(178,414)	$69,969	$34,226,048

	Year ended December 31, 2020
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$49,160,215	$23,547,162	$—	$795,506	$73,502,883
Gross profit/(loss)	$4,374,238	$11,668,935	$—	$642,609	$16,685,782

The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2018	2019	2020
China	$45,395,811	$24,470,827	$16,557,196
United States	15,445,744	9,277,514	4,388,241
Canada	—	—	15,557,800
Romania	1,824,411	3,193,215	5,709,713
UK	31,169,458	3,853,687	655,102
Turkey	2,129,085	—	—
France	941,826	730,962	152,548
Poland	—	59,884,835	10,008,838
Hungary	—	17,705,984	20,473,445
Total	$96,906,335	$119,117,024	$73,502,883